                     PAINEWEBBER PACE SELECT ADVISORS TRUST
       (ON BEHALF OF PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS)

                      PAINEWEBBER MANAGED INVESTMENTS TRUST
                     (ON BEHALF OF PAINEWEBBER LOW DURATION
                          U.S. GOVERNMENT INCOME FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Government Securities Fixed Income Investments ("PACE Government Securities Fixed Income Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Low Duration U.S. Government Income Fund ("Low Duration U.S. Government Income Fund"), a series of PaineWebber Managed Investments Trust ("Managed Investments Trust"), in exchange solely for shares of PACE Government Securities Fixed Income Fund and the assumption by PACE Government Securities Fixed Income Fund of all of Low Duration U.S. Government Income Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Government Securities Fixed Income Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Government Securities Fixed Income Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Government Securities Fixed Income Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed October 6, 2000, accession number 0000912057-00-043979;

     (3) The Semi-Annual Report to Shareholders of Low Duration U.S. Government Income Fund, dated May 31, 2000, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed August 7, 2000, accession number 0000912057-00-034897; and

     (4) The Annual Report to Shareholders of Low Duration U.S. Government Income Fund for the fiscal year ended November 30, 1999, which is incorporated by reference from Managed Investments Trust's Form N-30D, SEC File Number 811-04040, filed February 10, 2000, accession number 0000912057-00-005117.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 14, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 14, 2000.

                  PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The first three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Low Duration U.S. Government Income Fund and PACE Government Securities Fixed Income Fund as adjusted giving effect to the Reorganization.

     The next three tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for PaineWebber U.S. Government Income Fund, Low Duration U.S. Government Income Fund and PACE Government Securities Fixed Income Fund as adjusted to show the combined effect of the Reorganization and the proposed reorganization of PaineWebber U.S. Government Income Fund into PACE Government Securities Fixed Income Fund, which are expected to occur at approximately the same time.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000, which have changed since that date due to normal portfolio turnover in response to changes in market conditions.

     It is not expected that any of Low Duration U.S. Government Income Fund's holdings will be incompatible with PACE Government Securities Fixed Income Fund's holdings. However, if Low Duration U.S. Government Income Fund's shareholders approve the Reorganization, some of the Fund's holdings may need to be liquidated immediately prior to or following the Reorganization to adjust the duration of the combined Fund. Any portfolio holdings of Low Duration U.S. Government Income Fund that must be sold for this reason would be liquidated in an orderly manner and the proceeds held in temporary investments or reinvested in assets with durations that are consistent with the duration of the combined Fund. As of November 30, 2000, only a very small percentage of Low Duration U.S. Government Income Fund's portfolio holdings would have had to be sold to adjust the portfolio duration of the combined Fund.

     The portion of Low Duration U.S. Government Income Fund's assets that will be sold in connection with the Reorganization will depend on market conditions and the sub-adviser's continuing assessment of the appropriate portfolio duration for PACE Government Securities Fixed Income Fund at the approximate time of the Reorganization. The need for Low Duration U.S. Government Income Fund to dispose of investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and could result in its realizing gains (or losses) that would not otherwise have been realized.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000

                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                    PACE GOVERNMENT
                                                           PACE GOVERNMENT                                            SECURITIES
                                                           SECURITIES FIXED    PW LOW DURATION U.S.                  FIXED INCOME
                                                          INCOME INVESTMENTS    GOVT. INCOME FUND     ADJUSTMENTS     INVESTMENTS
                                                         --------------------  --------------------  -------------  ---------------
ASSETS
Investments in securities, at value
  (cost - $330,884,058, $209,625,314,
  and $540,509,372, respectively)                          $     328,327,261     $     208,997,696    $         -    $ 537,324,957
Receivable for investments sold                                        3,260               467,063              -          470,323
Receivable for shares of beneficial interest sold                    110,435                   381              -          110,816
Dividends and interest receivable                                  1,633,542             1,309,501              -        2,943,043
Deferred organizational expenses                                       1,025                     -              -            1,025
Other assets                                                          32,713                19,591              -           52,304
                                                           -----------------     -----------------    -----------    -------------
Total assets                                                     330,108,236           210,794,232              -      540,902,468
                                                           -----------------     -----------------    -----------    -------------
LIABILITIES
Payable for investments purchased                                130,699,989            48,800,072              -      179,500,061
Payable for shares of beneficial interest repurchased                103,565               434,226              -          537,791
Unrealized depreciation of forward foreign currency
  contracts                                                                -                   214              -              214
Outstanding options written, at value                                 77,700                     -              -           77,700
Payable to affiliates                                                114,807                64,290              -          179,097
Payable to custodian                                                  82,526                     -              -           82,526
Accrued expenses and other liabilities                               111,628               410,824              -          522,452
                                                           -----------------     -----------------    -----------    -------------
Total liabilities                                                131,190,215            49,709,626              -      180,899,841
                                                           -----------------     -----------------    -----------    -------------
NET ASSETS
Beneficial interest shares of $0.001
  par value outstanding - 16,458,856, 70,382,925
  and 29,787,303, respectively                                   203,803,263           282,773,545              -      486,576,808
Accumulated undistributed (distributions in excess of)
  net investment income (loss)                                     1,181,552               (42,695)             -        1,138,857
Accumulated net realized losses from investment
  transactions                                                    (3,516,672)         (121,018,626)             -     (124,535,298)
Net unrealized depreciation of investments                        (2,550,122)             (627,618)             -       (3,177,740)
                                                           -----------------     -----------------    -----------    -------------
Net assets applicable to shares outstanding                $     198,918,021     $     161,084,606    $         -    $ 360,002,627
                                                           =================     =================    ===========    =============
  CLASS P:
Net assets                                                 $     198,918,021     $               -    $         -    $ 198,918,021
                                                           -----------------     -----------------    -----------    -------------
Shares outstanding                                                16,458,856                     -              -       16,458,856
                                                           -----------------     -----------------    -----------    -------------
Net asset value and offering price per share               $           12.09     $               -    $         -    $       12.09
                                                           =================     =================    ===========    =============
  CLASS A:
Net assets                                                 $               -     $     106,542,467    $         -    $ 106,542,467
                                                           -----------------     -----------------    -----------    -------------
Shares outstanding                                                         -            46,534,977    (37,719,450)       8,815,527
                                                           -----------------     -----------------    -----------    -------------
Net asset and redemption value per share                   $               -     $            2.29    $         -    $       12.09
                                                           =================     =================    ===========    =============
Maximum offering price per share (net asset value plus
  sales charge of 0%, 3%, and 4%, respectively of
  offering price)                                          $               -     $            2.36    $         -    $       12.46
                                                           =================     =================    ===========    =============
  CLASS B:
Net assets                                                 $               -     $       4,095,236    $         -    $   4,095,236
                                                           -----------------     -----------------    -----------    -------------
Shares outstanding                                                         -             1,791,501     (1,452,653)         338,848
                                                           -----------------     -----------------    -----------    -------------
Net asset value and offering price per share               $               -     $            2.29    $         -    $       12.09
                                                           =================     =================    ===========    =============
  CLASS C:
Net assets                                                 $               -     $      49,588,743    $         -    $  49,588,743
                                                           -----------------     -----------------    -----------    -------------
Shares outstanding                                                         -            21,682,285    (17,579,218)       4,103,067
                                                           -----------------     -----------------    -----------    -------------
Net asset value and offering price per share               $               -     $            2.29    $         -    $       12.09
                                                           =================     =================    ===========    =============
  CLASS Y:
Net assets                                                 $               -     $         858,162    $         -    $     858,162
                                                           -----------------     -----------------    -----------    -------------
Shares outstanding                                                         -               374,162       (303,156)          71,006
                                                           -----------------     -----------------    -----------    -------------
Net asset value and offering price per share               $               -     $            2.29    $         -    $       12.09
                                                           =================     =================    ===========    =============


            See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000

                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                     PACE GOVERNMENT
                                                                      PACE GOVERNMENT   PW LOW DURATION                 SECURITIES
                                                                     SECURITIES FIXED   U.S. GOVERNMENT                FIXED INCOME
                                                                    INCOME INVESTMENTS   INCOME FUND    ADJUSTMENTS    INVESTMENTS
                                                                    ------------------  -------------- ------------   -------------
INVESTMENT INCOME:
  Interest                                                          $       13,773,465  $    9,574,775 $          -   $  23,348,240
                                                                    ------------------  -------------- ------------   -------------
                                                                            13,773,465       9,574,775            -      23,348,240
                                                                    ------------------  -------------- ------------   -------------
EXPENSES:
  Investment advisory and administration                                     1,380,076         747,990      299,197  (a)  2,427,263
  Shareholder distribution and servicing fees                                        -         700,716            -         700,716
  Transfer agency and service                                                   87,822         131,654            -         219,476
  Trustees' fees                                                                26,250          13,500      (13,500) (b)     26,250
  Legal and audit                                                               67,927          73,248      (73,248) (b)     67,927
  Amortization of organizational expenses                                       19,032               -            -          19,032
  Reports and notices to shareholders                                           37,193          23,790      (19,032) (b)     41,951
  Federal and state registration fees                                            8,935          37,812      (30,249) (b)     16,497
  Custody and accounting                                                       120,092          74,799            -         194,891
  Interest expense                                                              39,447               -            -          39,447
  Other expenses                                                                12,281          27,839            -          40,120
                                                                    ------------------  -------------- ------------   -------------
                                                                             1,799,055      1 ,831,348      163,168       3,793,571
  Less: fee waivers and reimbursements from investment adviser                 (83,618)              -     (450,778) (c)   (534,396)
                                                                    ------------------  -------------- ------------   -------------
  Net expenses                                                               1,715,437       1,831,348     (287,610)      3,259,175
                                                                    ------------------  -------------- ------------   -------------
  Net investment income (loss)                                              12,058,028       7,743,427      287,610      20,089,065
                                                                    ------------------  -------------- ------------   -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
  Net realized gains (losses) from investment transactions                      15,206      (2,386,961)           -      (2,371,755)
  Net change in unrealized appreciation of investments                         114,103         445,962            -         560,065
                                                                    ------------------  -------------- ------------   -------------
Net realized and unrealized gains (losses) from investment
activities                                                                     129,309      (1,940,999)           -      (1,811,690)
                                                                    ------------------  -------------- ------------   -------------
Net increase (decrease) in net assets resulting from operations     $       12,187,337  $    5,802,428 $    287,610   $  18,277,376
                                                                    ==================  ============== ============   =============

--------------
(a) Reflects increase in fees resulting from the higher fee schedule, before waivers, of PACE Government Securities Fixed Income Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from the lower fee schedule, net of waivers, of PACE Government Securities Fixed Income Investments.


             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000


                                                                                                                      PRO FORMA
                                                                                                                    COMBINED PACE
                                                                                                                      GOVERNMENT
     COMBINED                                                                  PACE GOVERNMENT   PW LOW DURATION     SECURITIES
    PRINCIPAL                                MATURITY              INTEREST    SECURITIES FIXED  U.S. GOVERNMENT    FIXED INCOME
   AMOUNT (000)                                DATES                 RATES    INCOME INVESTMENTS   INCOME FUND       INVESTMENTS
------------------                       --------------------   ------------  ------------------ ---------------    -------------
        U.S. GOVERNMENT AND
        AGENCY OBLIGATIONS - 4.98%
 $17,852 U.S. Treasury Inflation
        Index Notes                            07/15/02                3.625%     $ 4,821,287    $ 12,963,906       $ 17,785,193
    155 U.S. Treasury Notes                    08/31/00                5.125                -         154,806            154,806
                                                                                  -----------    ------------       ------------
        Total U.S. Government and Agency
        Obligations (cost - $17,824,041)                                            4,821,287      13,118,712         17,939,999
                                                                                  -----------    ------------       ------------

        GOVERNMENT NATIONAL MORTGAGE
        ASSOCIATION CERTIFICATES - 60.28%
  2,996 GNMA                                   05/20/30                6.000                -       2,938,992          2,938,992
 11,708 GNMA                             06/20/22 to 04/20/27          6.375                -      11,743,262         11,743,262
  5,001 GNMA                                   07/15/30                6.500                -       4,952,545          4,952,545
  6,479 GNMA                             07/20/17 to 08/20/27          6.750                -       6,508,342          6,508,342
  4,466 GNMA                             07/20/25 to 09/20/26          6.750        4,490,751               -          4,490,751
  3,694 GNMA                                   09/15/01                6.800        3,686,108               -          3,686,108
  7,590 GNMA                             05/15/02 to 11/20/27          7.000        7,557,891               -          7,557,891
  2,606 GNMA                                   06/16/26               7.040+        2,585,051               -          2,585,051
  1,105 GNMA                                   11/20/22                7.125                -       1,111,333          1,111,333
  4,120 GNMA                             11/20/21 to 12/20/27          7.125        4,134,598               -          4,134,598
  4,795 GNMA                             01/20/18 to 02/20/27          7.375        4,817,913               -          4,817,913
  8,523 GNMA                             03/20/23 to 02/20/28          7.375                -       8,565,823          8,565,823
  1,494 GNMA                                   05/15/39                7.470        1,474,303               -          1,474,303
  2,947 GNMA                                   06/20/30                7.500                -       2,956,641          2,956,641
  1,298 GNMA                             07/15/02 to 09/30/29          7.500        1,299,879               -          1,299,879
     76 GNMA                                   02/15/23                8.000                -          76,905             76,905
    533 GNMA                             12/15/07 to 08/15/09          8.000          542,741               -            542,741
  2,885 GNMA                                   06/20/16                8.500        2,921,257               -          2,921,257
    996 GNMA                                   06/20/30                9.000                -       1,019,237          1,019,237
  3,745 GNMA                             01/15/16 to 09/15/20         10.500                -       4,023,275          4,023,275
  2,217 GNMA                             03/15/10 to 05/15/19         11.500                -       2,429,929          2,429,929
  3,995 GNMA ARM                               05/20/30                6.000        3,918,267               -          3,918,267
 22,000 GNMA I                                 08/23/30                6.500       21,793,750               -         21,793,750
 10,000 GNMA I                                 08/23/30                7.000        9,706,200               -          9,706,200
  5,000 GNMA II                                04/20/30                6.500                -       4,956,667          4,956,667
  1,799 GNMA II                          07/20/27 to 04/20/30          6.750                -       1,779,977          1,779,977
 21,911 GNMA II                          05/20/30 to 07/20/30          7.000                -      21,831,073         21,831,073
    480 GNMA II                                01/20/28                7.375                -         481,218            481,218
  1,500 GNMA II                                07/20/30                7.500                -       1,503,225          1,503,225
  6,000 GNMA II                                08/25/30                8.500        6,093,750               -          6,093,750
  2,998 GNMA II                          04/20/30 to 07/20/30          9.000                -       3,067,486          3,067,486
    998 GNMA II                                04/20/30                9.000        1,021,226               -          1,021,226
  4,763 GNMA II ARM                            04/20/26                6.375                -       4,773,516          4,773,516
    332 GNMA II ARM                      04/20/18 to 01/20/28          6.375          333,584               -            333,584
 24,483 GNMA II ARM                      10/20/29 to 08/24/30          7.000       24,428,510               -         24,428,510
  1,034 GNMA II ARM                            01/20/18                7.375                -       1,040,990          1,040,990
  1,500 GNMA II ARM                            07/20/30                7.500        1,503,225               -          1,503,225
 20,000 GNMA II TBA                               TBA                  5.500                -      19,812,500         19,812,500
  5,000 GNMA II TBA                               TBA                  8.500                -       5,078,125          5,078,125
  3,000 GNMA II TBA                               TBA                  9.000                -       3,080,615          3,080,615
     72 GNMA Project Loan                      10/15/40                7.000           62,660               -             62,660
    934 GNMA Project Loan                      09/30/29                7.500          895,874               -            895,874
                                                                                  -----------    ------------       ------------
        Total Government National
        Mortgage Association Certificates
        (cost - $217,950,735)                                                     103,267,538     113,731,676        216,999,214
                                                                                  -----------    ------------       ------------

        FEDERAL HOME LOAN MORTGAGE
        CORPORATION CERTIFICATES - 11.01%
    220 FHLMC                                  08/01/01                6.500          218,001               -            218,001
  1,895 FHLMC                                  09/01/04                7.000        1,878,253               -          1,878,253
  1,855 FHLMC                                  07/01/24                7.270                -       1,892,244          1,892,244
    984 FHLMC                                  05/01/21                7.450          978,511               -            978,511
    789 FHLMC                            10/01/17 to 11/01/24          7.500          783,984               -            783,984
     52 FHLMC                                  01/01/23                8.000                -          52,130             52,130
    876 FHLMC                                  03/01/13                8.000          881,132               -            881,132
  1,569 FHLMC                                  05/01/16                8.500                -       1,599,247          1,599,247
    283 FHLMC                                  04/01/04                8.500          283,982               -            283,982
    179 FHLMC                            07/01/09 to 02/01/10          9.000                -         184,272            184,272
    499 FHLMC                                  11/01/16                9.750                -         522,840            522,840
    525 FHLMC                            10/01/20 to 11/01/20         10.500                -         563,139            563,139
  1,659 FHLMC                            05/01/11 to 12/01/20         11.000                -       1,795,535          1,795,535
  1,074 FHLMC                            06/01/04 to 07/01/19         11.500                -       1,174,337          1,174,337
  6,511 FHLMC ARM                        04/01/29 to 01/01/30          5.930                -       6,585,913          6,585,913
  1,858 FHLMC ARM                              01/01/30                5.930        1,867,450               -          1,867,450
  1,903 FHLMC ARM                              01/01/28                6.350        1,883,990               -          1,883,990
  2,809 FHLMC ARM                              12/01/29                6.468                -       2,837,548          2,837,548
  1,873 FHLMC ARM                              12/01/29                6.468        1,891,699               -          1,891,699
  4,549 FHLMC ARM                              11/01/27                6.706                -       4,576,529          4,576,529
    565 FHLMC ARM                              10/01/29                6.907                -         563,681            563,681
    993 FHLMC ARM                              10/01/29                6.907          991,777               -            991,777
  1,773 FHLMC ARM                              07/01/24                7.742        1,808,409               -          1,808,409
  3,733 FHLMC ARM                              04/01/29                7.907        3,834,577               -          3,834,577
                                                                                  -----------    ------------       ------------
        Total Federal Home Loan
        Mortgage Corporation Certificates
        (cost - $39,642,280)                                                       17,301,765      22,347,415         39,649,180
                                                                                  -----------    ------------       ------------
        FEDERAL HOUSING ADMINISTRATION
        CERTIFICATES - 8.04%
 11,410 FHA                              02/01/20 to 03/01/41     8.375 to 8.800            -      11,038,169         11,038,169
 18,662 FHA Project Notes                10/15/04 to 02/01/29     6.850 to 8.500   17,920,086               -         17,920,086
                                                                                  -----------    ------------       ------------
        Total Federal Housing
        Administration Certificates
        (cost -- $30,305,917)                                                      17,920,086      11,038,169         28,958,255
                                                                                  -----------    ------------       ------------

        FEDERAL NATIONAL MORTGAGE
        ASSOCIATION CERTIFICATES - 35.35%
  2,779 FNMA                                   02/01/29                6.000                -       2,811,312          2,811,312
  1,502 FNMA                                   03/01/04                7.000        1,489,630               -          1,489,630
  2,994 FNMA                                   04/01/07                7.250                -       2,993,884          2,993,884
  5,347 FNMA                             01/01/07 to 04/01/07          7.250        5,371,925               -          5,371,925
 40,200 FNMA                             10/01/26 to 08/16/30          7.500       39,626,000               -         39,626,000
  3,992 FNMA                                   03/01/07                7.547                -       4,007,942          4,007,942
  1,573 FNMA                             07/01/25 to 10/01/29          8.000        1,586,188               -          1,586,188
  2,264 FNMA                             11/01/02 to 09/01/27          8.500        2,306,023               -          2,306,023
  1,087 FNMA                             10/01/19 to 02/01/26          9.000        1,121,721               -          1,121,721
  2,098 FNMA                             04/01/10 to 12/01/15          9.250                -       2,165,047          2,165,047
    267 FNMA                             03/01/06 to 12/01/09          9.500                -         276,685            276,685
  1,683 FNMA                                   08/01/19               10.000                -       1,784,460          1,784,460
    446 FNMA                             07/01/10 to 06/01/19         10.250                -         469,710            469,710

                                                                                                                       PRO FORMA
                                                                                                                     COMBINED PACE
                                                                                                                      GOVERNMENT
     COMBINED                                                                      PACE GOVERNMENT   PW LOW DURATION   SECURITIES
    PRINCIPAL                                      MATURITY           INTEREST     ECURITIES FIXED   U.S. GOVERNMENT  FIXED INCOME
   AMOUNT (000)                                     DATES               RATES     INCOME INVESTMENTS   INCOME FUND     INVESTMENTS
------------------                            --------------------   -----------  ------------------ ---------------  -------------
    926 FNMA                                  02/01/12 to 04/01/22       10.500               -         1,005,352       1,005,352
  4,589 FNMA ARM                                    02/01/30              6.064               -         4,648,155       4,648,155
  1,836 FNMA ARM                                    02/01/30              6.276       1,859,262                 -       1,859,262
  1,910 FNMA ARM                                    02/01/26              6.406               -         1,959,593       1,959,593
  1,389 FNMA ARM                                    02/01/29              6.424       1,405,656                 -       1,405,656
  1,791 FNMA ARM                                    09/01/15              6.531               -         1,796,858       1,796,858
  1,862 FNMA ARM                                    12/01/27              6.629       1,852,853                 -       1,852,853
  3,188 FNMA ARM                                    03/01/07              6.820       3,201,042                 -       3,201,042
  2,284 FNMA ARM                                    09/01/26              7.027               -         2,315,075       2,315,075
  4,961 FNMA ARM                                    07/01/09              7.249       4,947,190                 -       4,947,190
  1,642 FNMA ARM                                    03/01/25              7.634               -         1,680,984       1,680,984
  1,642 FNMA ARM                                    03/01/25              7.810       1,680,984                 -       1,680,984
  1,033 FNMA ARM                                    02/01/05              9.000               -         1,077,577       1,077,577
  1,616 FNMA ARM                              07/01/13 to 05/01/20       11.000               -         1,750,317       1,750,317
 30,000 FNMA TBA                                     TBA                  8.000      30,084,360                 -      30,084,360
                                                                                    -----------       -----------    ------------
        Total Federal National
        Mortgage Association Certificates
        (cost - $127,348,169)                                                        96,532,834        30,742,951     127,275,785
                                                                                    -----------       -----------    ------------

        COLLATERALIZED MORTGAGE OBLIGATIONS - 17.21%
    136 FHLMC GNMA REMIC, Series 23, Class KZ       11/25/23              6.500         114,123                 -         114,123
    413 FHLMC REMIC, Series 0159, Class H           09/15/21              4.500         379,392                 -         379,392
    550 FHLMC REMIC, Series 0185, Class E           08/15/06              9.000         559,620                 -         559,620
  3,102 FHLMC REMIC, Series 1003, Class H           10/15/20              7.438++     2,117,058                 -       2,117,058
  3,666 FHLMC REMIC, Series 1188, Class H           12/15/20              7.500       3,670,156                 -       3,670,156
  1,971 FHLMC REMIC, Series 1322, Class G           02/15/07              7.500       1,979,886                 -       1,979,886
    299 FHLMC REMIC, Series 1347, Class HC          12/15/21              4.250         276,467                 -         276,467
  2,280 FHLMC REMIC, Series 1361, Class D           11/15/05              6.000       2,268,188                 -       2,268,188
  1,106 FHLMC REMIC, Series 1502, Class PX          04/15/23              7.000         969,396                 -         969,396
    605 FHLMC REMIC, Series 1534, Class Z           06/15/23              5.000         426,837                 -         426,837
  1,630 FHLMC REMIC, Series 1542, Class Z           07/15/23              7.000       1,446,932                 -       1,446,932
    142 FHLMC REMIC, Series 1552, Class EA          01/15/17              5.850          79,186            62,529         141,715
    179 FHLMC REMIC, Series 1573, Class PZ          09/15/23              7.000         162,186                 -         162,186
    255 FHLMC REMIC, Series 1640, Class F           10/15/07              7.088++       254,690                 -         254,690
    150 FHLMC REMIC, Series 1658, Class GZ          01/15/24              7.000         135,893                 -         135,893
    114 FHLMC REMIC, Series 1661, Class PE          11/15/06              6.000         113,810                 -         113,810
  1,000 FHLMC REMIC, Series 1694, Class Z           03/15/24              6.500         868,568                 -         868,568
    110 FHLMC REMIC, Series 1775, Class Z           03/15/25              8.500         112,996                 -         112,996
  3,085 FHLMC REMIC, Series 1869, Class J           12/15/24              8.000       3,109,343                 -       3,109,343
  1,313 FHLMC REMIC, Series 1933, Class ZA          02/15/27              8.000       1,314,272                 -       1,314,272
     89 FNMA REMIC, Trust 1992 - 074, Class Z       05/25/22              8.000          89,019                 -          89,019
    165 FNMA REMIC, Trust 1992 - 129, Class L       07/25/22              6.000         144,528                 -         144,528
  1,251 FNMA REMIC, Trust 1993 - 037, Class PX      03/25/23              7.000       1,122,227                 -       1,122,227
    464 FNMA REMIC, Trust 1993 - 040, Class ZA      12/25/23              6.500         401,819                 -         401,819
     47 FNMA REMIC, Trust 1993 - 162, Class C       08/25/23              3.000@         46,319                 -          46,319
     45 FNMA REMIC, Trust 1993 - 240, Class Z       12/25/13              6.250          40,516                 -          40,516
  1,187 FNMA REMIC, Trust 1993 - 250, Class DZ      12/25/23              7.000         992,139                 -         992,139
     71 FNMA REMIC, Trust 1993 - 250, Class Z       12/25/23              7.000          65,975                 -          65,975
     77 FNMA REMIC, Trust 1994- 027, Class CZ       02/25/24              6.500          66,515                 -          66,515
    876 FNMA REMIC, Trust 1999- 003, Class CZ       02/25/14              6.000         716,987                 -         716,987
    107 FNMA REMIC, Trust 1999- 043, Class AZ       08/25/29              7.000          92,220                 -          92,220
  1,105 FNMA REMIC, Trust G92 - 040, Class ZC       07/25/22              7.000       1,077,759                 -       1,077,759
    148 FNMA REMIC, Trust G94 - 006, Class PJ       05/17/24              8.000         150,586                 -         150,586
    919 GNMA REMIC, Trust Series 2000 - 009,
        Class FH                                    02/16/30              7.126++       922,361                 -         922,361
  1,963 3EWCourt Receivables Asset Trust
        Series 1997-1, Class A4                     05/20/05              6.193               -         1,944,919       1,944,919
    100 Bank of America Mortgage Securities
        Series 1999 - 5, Class A-22                 05/25/29              6.500          90,863                 -          90,863
    450 Bank of America Mortgage Securities
        Series 1999 - 8, Class A-12                 08/25/29              6.750         416,812                 -         416,812
    207 Bear Stearns Mortgage Securities Inc.
        Series 1993 - 8, Class A-5                  08/25/24              6.350         206,163                 -         206,163
  2,379 Bear Stearns Mortgage Securities Inc.
        Series 1996 - 4, Class AI-1                 09/25/27              8.125       2,401,504                 -       2,401,504
  1,750 Chase Mortgage Finance Corp. Series
        1998 Class IA-8                             08/25/28              6.750       1,536,743                 -       1,536,743
    386 Cityscape Home Equity Loan Trust
        Series 1997-B, Class A5                     09/25/19              7.480               -           383,885         383,885
  1,000 Countrywide Home Loan Inc.                  06/15/04              6.850         975,880                 -         975,880
  1,500 CWMBS Inc. Series 1998 - 13, Class A3       12/25/28              6.500       1,337,805                 -       1,337,805
  1,500 CWMBS Inc. Series 1998 - 15, Class A8       10/25/28              6.750       1,300,505                 -       1,300,505
  3,382 Farmer Mac. Series 2002 - Class AA1         04/25/01              7.721       3,380,077                 -       3,380,077
    530 Green Tree Financial Corp Series 1998,
        Class 2                                     11/01/16              6.240         519,956                 -         519,956
    686 Headlands Mortgage Security Inc. REMIC
        Series 1997 - 1, Class A, II                03/15/12              7.750         689,249                 -         689,249
    489 Headlands Mortgage Security Inc. REMIC
        Series 1997 - 2, Class A, II                05/25/12              7.750         490,697                 -         490,697
    383 Headlands Mortgage Security Inc. REMIC
        Series 1997 - 4, Class A, II                11/25/12              7.250         380,330                 -         380,330
  1,500 Headlands Mortgage Security Inc. REMIC
        Series 1998 - 1, Class A, III               11/25/28              6.500       1,368,570                 -       1,368,570
    703 Merrill Lynch Mortgage Investors, Inc.
        Series 1999, Class H1                       03/20/17              6.210++       698,216                 -         698,216
    539 Money Store Home Equity Trust
        Series 1997-D, Class AF3                    11/15/21              6.345               -           534,426         534,426
  1,610 Morgan Stanley Capital Inc.
        Series 1998 - HF1, Class A1                 01/15/07              6.190++     1,557,497                 -       1,557,497
  1,639 PNC Mortgage Securities Corp.
        Series 1998 - 5, Class 2A5                  11/25/28              6.750       1,526,259                 -       1,526,259
  2,500 PNC Mortgage Securities Corp.
        Series 1999 - 5, Class 2A5                  07/25/29              6.750       2,322,625                 -       2,322,625
    436 Prudential Home Mortgage
        REMIC 1993 - 29, Class A8                   08/25/08              6.750         423,257                 -         423,257
  2,488 Prudential Securities Trust
        Series 18, Class E                          09/25/20              7.000               -         2,448,923       2,448,923
  4,333 Residential Accredit Loans Inc.
        Series 2000-QS3C, Class A1                  03/25/30              7.750               -         4,328,718       4,328,718
     10 Residential Funding Mortgage
        Securities Inc. Series 1993 -
        S15, Class A9                               04/25/08              7.721++        92,763                 -          92,763
  1,500 Residential Funding Mortgage
        Securities Inc. Series 1998 -
        S12, Class A6                               05/25/28              6.750       1,359,461                 -       1,359,461
  1,428 Residential Funding Mortgage
        Securities Inc. Series 1998 -
        S20, Class A19                              09/25/28              6.750         267,777                 -         267,777
  1,578 Ryland Mortgage Acceptance Corp.
        REMIC Series 76, Class B                    08/01/18              9.000               -         1,621,638       1,621,638
    990 Small Business Administration
        Series 1995 - 10, Class I                   03/01/05              7.750         994,061                 -         994,061
                                                                                    -----------       -----------     -----------
        Total Collateralized Mortgage
        Obligations (cost - $64,141,286)                                             50,625,039        11,325,038      61,950,077
                                                                                    -----------       -----------     -----------
        ASSET BACKED SECURITIES - 1.53%
    863 Beneficial Home Equity Loan Trust           04/28/26              6.945++       862,514                 -         862,514
  2,000 Conseco Finance Home Loan Trust             06/15/24              9.520       2,003,480                 -       2,003,480
    688 Student Loan Marketing Association
        Series 1996 - 2, Class A1                   10/25/04              6.581         686,863                 -         686,863
  2,000 Student Loan Trust                          10/27/25              6.740       1,939,960                 -       1,939,960
                                                                                    -----------       -----------     -----------
        Total Asset Backed Securities
        (cost - $5,486,505)                                                           5,492,817                 -       5,492,817
                                                                                    -----------       -----------     -----------
        STRIPPED MORTGAGE-BACKED
        SECURITIES - 3.46%
    815 FHLMC REMIC Series 0013,
        Class B(1)+++                               06/25/23              7.000        466,384                  -         466,384
    772 FHLMC REMIC Series 1554,
        Class I(1)+++                               08/15/08              6.500*        66,078                  -          66,078
  5,000 FHLMC REMIC Series 1627,
        Class PN(1)+++                              09/15/22              6.000      1,055,866                  -       1,055,866
  1,613 FHLMC REMIC Series 1993 -
        138, Class CL(1)+++                         11/25/22              7.000        334,878                  -         334,878
  4,854 FHLMC REMIC Series 2059,
        Class PI(1)+++                              07/15/26              6.500      1,112,681                  -       1,112,681
  9,033 FHLMC REMIC Series 2080,
        Class VK(1)+++                              09/15/05              6.500      1,361,748                  -       1,361,748
  1,000 FHLMC REMIC Series 2110,
        Class PT(1)+++                              07/15/23              6.000        306,780                  -         306,780
    941 FHLMC REMIC Series 2136,
        Class GD(1)+++                              03/15/29              7.000        207,923                  -         207,923
  3,818 FHLMC REMIC, Series
        2178, Class PI(1)+++                        08/15/29              7.500        886,047                  -         886,047

                                                                                                                      PRO FORMA
                                                                                                                    COMBINED PACE
                                                                                                                     GOVERNMENT
     COMBINED                                                                  PACE GOVERNMENT   PW LOW DURATION     SECURITIES
    PRINCIPAL                                MATURITY             INTEREST    SECURITIES FIXED   U.S. GOVERNMENT    FIXED INCOME
   AMOUNT (000)                                DATES                RATES     INCOME INVESTMENTS   INCOME FUND       INVESTMENTS
------------------                       -----------------      ------------  ------------------ ----------------   -------------
      6 FNMA REMIC Trust 1992 -
        142, Class KB(1)+++                     08/25/07             11.977          164,618               -           164,618
      7 FNMA REMIC Trust 1992 -
        157, Class JA(1)+++                     09/25/07             10.146          166,283               -           166,283
    616 FNMA REMIC Trust 1992 -
        207, Class U(1)+++                      10/25/07              7.500          111,156               -           111,156
  2,926 FNMA REMIC Trust 1993 -
        116, Class H(1)+++                      07/25/22              7.000          514,564               -           514,564
    186 FNMA REMIC Trust 1993 -
        161, Class GC(1)+++                     02/25/23              .010*          126,760               -           126,760
    794 FNMA REMIC Trust 1994 -
        007, Class PK(1)+++                     05/25/08             6.500*           40,883               -            40,883
  1,184 FNMA REMIC Trust 1994 -
        030, Class IA(1)+++                     11/25/22             6.500*          141,378               -           141,378
  7,119 FNMA REMIC Trust 1998 -
        013, Class PI(1)+++                     07/18/19              7.000          729,469               -           729,469
  3,301 FNMA REMIC Trust 1998 -
        024, Class OK(1)                        11/18/21              7.000          433,157               -           433,157
  1,388 FNMA REMIC Trust 1998 -
        044, Class IG(1)+++                     07/18/16              6.500          208,041               -           208,041
  6,705 GNMA REMIC Trust
        Series 1998 - 001, Class
        PG(1)+++                                07/20/24              7.000        1,063,625               -         1,063,625
  4,424 Chase Mortgage Finance
        Corp. Series 1998 -
        S2, Class A4(1)+++                      07/25/28              6.750          536,410               -           536,410
 16,000 Conseco Finance
        Securitizations(1)+++                   12/15/29              7.000        1,015,000               -         1,015,000
 15,096 CWMBS Inc. Series 1998 -
        14, Class A2(1)+++                      12/25/13             0.500*          207,564               -           207,564
  1,500 Firstplus Home Loan
        Owner Trust Series 1998 -
        5, Class A1(1)+++                       10/10/00             6.000*           14,297               -            14,297
  1,410 Prudential Home Mortgage
        REMIC 1993 -
        54, Class A19(1)**                      01/25/24              6.500        1,188,280               -         1,188,280
                                                                               -------------   -------------     -------------
        Total Stripped Mortgage-Backed
        Securities (cost - $11,212,501)                                           12,459,870               -        12,459,870
                                                                               -------------   -------------     -------------

        CORPORATE OBLIGATIONS - 0.84%
  2,000 Lehman Brothers Holdings Inc. MTN       04/02/02              7.678        2,007,542               -         2,007,542
  1,000 Morgan Stanley Dean Witter              01/28/02             6.837@        1,000,699               -         1,000,699
                                                                               -------------   -------------     -------------
        Total Corporate Obligations
        (cost -- $3,006,152)                                                       3,008,241               -         3,008,241
                                                                               -------------   -------------     -------------
        COMMERCIAL PAPER - 0.19%
    700 Dominion Resources MTN(1)
        (cost - $699,915)                       01/26/01              7.026          699,915               -           699,915
                                                                               -------------   -------------     -------------

        SHORT-TERM U.S. GOVERNMENT
        OBLIGATIONS - 1.26%
  4,500 Federal National Mortgage
        Association Discount Notes              10/26/00          6.42 to 6.45             -       4,430,735         4,430,735
    105 U.S. Treasury Notes                     08/31/00             5.125@          104,869               -           104,869
                                                                               -------------   -------------     -------------
        Total Short-Term U.S.
        Government Obligations
        (cost - $4,430,949)                                                          104,869       4,430,735         4,535,604
                                                                               -------------   -------------     -------------
        REPURCHASE AGREEMENTS - 5.10%
  2,263 Repurchase Agreement dated
        07/31/00 with State Street
        Bank & Trust Co., collateralized
        by $2,315,000 U.S. Treasury
        Notes, 5.250% due
        05/31/01(value--$2,312,106)
        proceeds: $2,263,330                    08/01/00              5.250                -       2,263,000         2,263,000
 16,093 Repurchase Agreement dated
        07/31/00 with State
        Street Bank & Trust Co.,
        collateralized by
        $11,995,000 U.S. Treasury
        Bond, 8.750% due
        08/15/20(value--
        $16,418,156) proceeds:
        $16,095,347                             08/01/00              5.250       16,093,000               -        16,093,000
                                                                               -------------   -------------     -------------
        Total Repurchase Agreements
        (cost - $18,356,000)                                                      16,093,000       2,263,000        18,356,000

        Total Investments
        (cost--$540,509,372) - 149.26%                                           328,327,261     208,997,696       537,324,957
        Liabilities in excess of
        other assets - (49.26)%                                                 (129,409,240)    (47,913,090)     (177,322,330)
                                                                               -------------   -------------     -------------
        Net Assets--100.00%                                                    $ 198,918,021   $ 161,084,606     $ 360,002,627
                                                                               =============   =============     =============


                                                                                                                         PRO FORMA
                                                                                                                       COMBINED PACE
                                                                                                                         GOVERNMENT
    COMBINED                                                                     PACE GOVERNMENT      PW LOW DURATION    SECURITIES
    NUMBER OF                                    STRIKE        EXPIRATION        SECURITIES FIXED     U.S. GOVERNMENT   FIXED INCOME
    CONTRACTS                                     PRICE           DATES         INCOME INVESTMENTS      INCOME FUND     INVESTMENTS
------------------                            -------------- ----------------   ------------------    --------------- --------------

    WRITTEN OPTIONS(1)
300 Federal National Mortgage
    Association Calls                         $ 123.75       September 2000     $         77,700     $           -   $       77,700
                                                                                 ================     =============   ==============



----------------------------------------------
 ++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2000.
 *     Rate reflects annualized yield at date of purchase.
 ** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
 +++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
 +     Estimated yield to maturity at July 31, 2000.
 @     Interest rate shown is discount rate at date of purchase.
 (1)   Illiquid securities representing 3.46% of net assets.
 ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2000.
 MTN   Medium Term Note.
 REMIC Real Estate Mortgage Investment Conduit.
 TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Low Duration U.S. Government Income Fund ("Low Duration"), PACE Government Securities Fixed Income Investments ("Government Securities") would acquire the assets of Low Duration in exchange solely for the assumption by Government Securities of Low Duration's assets and stated liabilities and shares of Government Securities that correspond to the outstanding shares of Low Duration. The number of shares to be received would be based on the relative net asset value of Government Securities' shares on the effective date of the Plan and Low Duration will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Government Securities and Low Duration at July 31, 2000 and the combined results of operations of Government Securities and Low Duration (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule, net of waivers, of Government Securities. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses) and the management fee waiver/expense reimbursement, shareholders of each class of shares of Low Duration (except Class A) will not experience an increase in total expenses. Low Duration currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Government Securities currently does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $171,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG) so that each Fund bears no expenses of the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                    PACE GOVERNMENT                PW U.S.
                                                                                    SECURITIES FIXED             GOVERNMENT
                                                                                    INCOME INVESTMENTS           INCOME FUND
                                                                                  -----------------------      ----------------
ASSETS
Investments in securities, at value (cost - $330,884,058,
  $327,386,261, $209,625,314 and $867,895,633, respectively)                      $          328,327,261       $   315,138,396
Investment of cash collateral for securities loaned
  (cost - $0, $24,520,750, $0 and $24,520,750, respectively)                                           -            24,520,750
Cash                                                                                                   -                   502
Receivable for investments sold                                                                    3,260                     -
Receivable for shares of beneficial interest sold                                                110,435                   161
Dividends and interest receivable                                                              1,633,542             3,387,309
Deferred organizational expenses                                                                   1,025                     -
Other assets                                                                                      32,713                31,332
                                                                                  ----------------------       ---------------

Total assets                                                                                 330,108,236           343,078,450
                                                                                  ----------------------       ---------------

LIABILITIES
Payable for cash collateral for securities loaned                                                      -            24,520,750
Payable for investments purchased                                                            130,699,989            79,182,313
Payable for shares of beneficial interest repurchased                                            103,565               535,616
Unrealized depreciation of forward foreign currency contracts                                          -                     -
Outstanding options written, at value                                                             77,700                     -
Variation margin payable                                                                               -                90,013
Payable to affiliates                                                                            114,807               122,437
Payable to custodian                                                                              82,526                     -
Accrued expenses and other liabilities                                                           111,628               542,602
                                                                                  ----------------------       ---------------

Total liabilities                                                                            131,190,215           104,993,731
                                                                                  ----------------------       ---------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
   16,458,856, 28,113,730, 70,382,925 and 49,486,887, respectively                           203,803,263           344,066,767
Accumulated undistributed (distributions in excess of) net investment                          1,181,552              (169,608)
  income (loss)
Accumulated net realized losses from investment transactions                                  (3,516,672)          (92,151,808)
Net unrealized depreciation of investments                                                    (2,550,122)          (13,660,632)
                                                                                  ----------------------       ---------------
Net assets applicable to shares outstanding                                       $          198,918,021       $   238,084,719
                                                                                  ======================       ===============

  CLASS P:
Net assets                                                                        $          198,918,021       $             -
                                                                                  ----------------------       ---------------
Shares outstanding                                                                            16,458,856                     -
                                                                                  ----------------------        ---------------
Net asset value and offering price per share                                      $                12.09       $             -
                                                                                  ======================       ===============

  CLASS A:
Net assets                                                                        $                    -       $   205,845,006
                                                                                  ----------------------       ---------------
Shares outstanding                                                                                     -            24,304,537
                                                                                  ----------------------       ---------------
Net asset and redemption value per share                                          $                    -       $          8.47
                                                                                  ======================       ===============

Maximum offering price per share (net asset value plus sales charge
  of 0%, 4%, 3%, and 4%, respectively, of offering price)                         $                    -       $          8.82
                                                                                  ----------------------       ---------------

  CLASS B:
Net assets                                                                        $                    -       $     7,515,198
                                                                                  ----------------------       ---------------
Shares outstanding                                                                                     -               887,146
                                                                                  ----------------------       ---------------
Net asset value and offering price per share                                      $                    -       $          8.47
                                                                                  ======================       ===============

  CLASS C:
Net assets                                                                        $                    -       $    15,913,817
                                                                                  ----------------------       ---------------
Shares outstanding                                                                                     -             1,880,778
                                                                                  ----------------------       ---------------
Net asset value and offering price per share                                      $                    -       $          8.46
                                                                                  ======================       ===============

  CLASS Y:
Net assets                                                                        $                    -       $     8,810,698
                                                                                  ----------------------       ---------------
Shares outstanding                                                                                     -             1,041,269
                                                                                  ----------------------       ---------------
Net asset value and offering price per share                                      $                    -       $          8.46
                                                                                  ======================       ===============




                                                                                PW LOW DURATION
                                                                                U.S. GOVERNMENT
                                                                                  INCOME FUND               ADJUSTMENTS
                                                                             -----------------------  ------------------------
ASSETS
Investments in securities, at value (cost - $330,884,058,
  $327,386,261, $209,625,314 and $867,895,633, respectively)                 $           208,997,696  $                      -
Investment of cash collateral for securities loaned
  (cost - $0, $24,520,750, $0 and $24,520,750, respectively)                                       -                         -
Cash                                                                                               -                         -
Receivable for investments sold                                                              467,063                         -
Receivable for shares of beneficial interest sold                                                381                         -
Dividends and interest receivable                                                          1,309,501                         -
Deferred organizational expenses                                                                   -                         -
Other assets                                                                                  19,591                         -
                                                                             -----------------------  ------------------------

Total assets                                                                             210,794,232                         -
                                                                             -----------------------  ------------------------

LIABILITIES
Payable for cash collateral for securities loaned                                                  -                         -
Payable for investments purchased                                                         48,800,072                         -
Payable for shares of beneficial interest repurchased                                        434,226                         -
Unrealized depreciation of forward foreign currency contracts                                    214                         -
Outstanding options written, at value                                                              -                         -
Variation margin payable                                                                           -                         -
Payable to affiliates                                                                         64,290                         -
Payable to custodian                                                                               -                         -
Accrued expenses and other liabilities                                                       410,824                         -
                                                                             -----------------------  ------------------------

Total liabilities                                                                         49,709,626                         -
                                                                             -----------------------  ------------------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
   16,458,856, 28,113,730, 70,382,925 and 49,486,887, respectively                       282,773,545                         -
Accumulated undistributed (distributions in excess of) net investment                        (42,695)                        -
  income (loss)
Accumulated net realized losses from investment transactions                            (121,018,626)                        -
Net unrealized depreciation of investments                                                  (627,618)                        -
                                                                             -----------------------  ------------------------
Net assets applicable to shares outstanding                                  $           161,084,606  $                      -
                                                                             =======================  ========================

  CLASS P:
Net assets                                                                   $                     -  $                      -
                                                                             -----------------------  ------------------------
Shares outstanding                                                                                 -                         -
                                                                             -----------------------  ------------------------
Net asset value and offering price per share                                 $                     -  $                      -
                                                                             =======================  ========================

  CLASS A:
Net assets                                                                   $           106,542,467  $                      -
                                                                             -----------------------  ------------------------
Shares outstanding                                                                        46,534,977               (44,991,979)
                                                                             -----------------------  ------------------------
Net asset and redemption value per share                                     $                  2.29  $                      -
                                                                             =======================  ========================

Maximum offering price per share (net asset value plus sales charge
  of 0%, 4%, 3%, and 4%, respectively, of offering price)                    $                  2.36  $                      -
                                                                             =======================  ========================

  CLASS B:
Net assets                                                                   $             4,095,236  $                      -
                                                                             -----------------------  ------------------------
Shares outstanding                                                                         1,791,501                (1,717,978)
                                                                             -----------------------  ------------------------
Net asset value and offering price per share                                 $                  2.29  $                      -
                                                                             =======================  ========================

  CLASS C:
Net assets                                                                   $            49,588,743  $                      -
                                                                             -----------------------  ------------------------
Shares outstanding                                                                        21,682,285               (18,143,256)
                                                                             -----------------------  ------------------------
Net asset value and offering price per share                                 $                  2.29  $                      -
                                                                             =======================  ========================

  CLASS Y:
Net assets                                                                   $               858,162  $                      -
                                                                             -----------------------  ------------------------
Shares outstanding                                                                           374,162                  (615,411)
                                                                             -----------------------  ------------------------
Net asset value and offering price per share                                 $                  2.29  $                      -
                                                                             =======================  ========================

                                                                                   PRO FORMA
                                                                                   COMBINED
                                                                                PACE GOVERNMENT
                                                                                  SECURITIES
                                                                                 FIXED INCOME
                                                                                  INVESTMENTS
                                                                             ----------------------
ASSETS
Investments in securities, at value (cost - $330,884,058,
  $327,386,261, $209,625,314 and $867,895,633, respectively)                 $          852,463,353
Investment of cash collateral for securities loaned
  (cost - $0, $24,520,750, $0 and $24,520,750, respectively)                             24,520,750
Cash                                                                                            502
Receivable for investments sold                                                             470,323
Receivable for shares of beneficial interest sold                                           110,977
Dividends and interest receivable                                                         6,330,352
Deferred organizational expenses                                                              1,025
Other assets                                                                                 83,636
                                                                             ----------------------

Total assets                                                                            883,980,918
                                                                             ----------------------
LIABILITIES
Payable for cash collateral for securities loaned                                        24,520,750
Payable for investments purchased                                                       258,682,374
Payable for shares of beneficial interest repurchased                                     1,073,407
Unrealized depreciation of forward foreign currency contracts                                   214
Outstanding options written, at value                                                        77,700
Variation margin payable                                                                     90,013
Payable to affiliates                                                                       301,534
Payable to custodian                                                                         82,526
Accrued expenses and other liabilities                                                    1,065,054
                                                                             ----------------------

Total liabilities                                                                       285,893,572
                                                                             ----------------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
   16,458,856, 28,113,730, 70,382,925 and 49,486,887, respectively                      830,643,575
Accumulated undistributed (distributions in excess of) net investment                       969,249
  income (loss)
Accumulated net realized losses from investment transactions                           (216,687,106)
Net unrealized depreciation of investments                                              (16,838,372)
                                                                             ----------------------
Net assets applicable to shares outstanding                                  $          598,087,346
                                                                             ======================

  CLASS P:
Net assets                                                                   $          198,918,021
                                                                             ----------------------
Shares outstanding                                                                       16,458,856
                                                                             ----------------------
Net asset value and offering price per share                                 $                12.09
                                                                             ======================

  CLASS A:
Net assets                                                                   $          312,387,473
                                                                             ----------------------
Shares outstanding                                                                       25,847,535
                                                                             ----------------------
Net asset and redemption value per share                                     $                12.09
                                                                             ======================

Maximum offering price per share (net asset value plus sales charge
  of 0%, 4%, 3%, and 4%, respectively, of offering price)                    $                12.59
                                                                             ======================

  CLASS B:
Net assets                                                                   $           11,610,434
                                                                             ----------------------
Shares outstanding                                                                          960,669
                                                                             ----------------------
Net asset value and offering price per share                                 $                12.09
                                                                             ======================

  CLASS C:
Net assets                                                                   $           65,502,560
                                                                             ----------------------
Shares outstanding                                                                        5,419,807
                                                                             ----------------------
Net asset value and offering price per share                                 $                12.09
                                                                             ======================


  CLASS Y:
Net assets                                                                   $            9,668,860
                                                                             ----------------------
Shares outstanding                                                                          800,020
                                                                             ----------------------
Net asset value and offering price per share                                 $                12.09
                                                                             ======================



             See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                    PACE GOVERNMENT
                                            PACE GOVERNMENT        PW U.S.       PW LOW DURATION                      SECURITIES
                                            SECURITIES FIXED     GOVERNMENT      U.S. GOVERNMENT                     FIXED INCOME
                                           INCOME INVESTMENTS    INCOME FUND       INCOME FUND     ADJUSTMENTS        INVESTMENTS
                                           ------------------   -------------    ---------------   ------------     ----------------
INVESTMENT INCOME:
   Interest (net of foreign withholding
    taxes, if any)                           $   13,773,465     $ 18,447,280     $    9,574,775     $         -     $    32,220,745
                                             --------------     ------------     --------------     -----------     ----------------
                                                 13,773,465       18,447,280          9,574,775               -          32,220,745
                                             --------------     ------------     --------------     -----------     ----------------
EXPENSES:
   Investment advisory and administration         1,380,076        1,315,199            747,990         825,276 (a)       3,520,551
   Shareholder distribution and servicing
    fees                                                  -          807,378            700,716               -             807,378
   Transfer agency fees and expenses                 87,822          290,678            131,654               -             378,500
   Reports and notices to shareholders               37,193           27,300             23,790         (40,872)(b)          23,621
   Legal and audit                                   67,927           53,190             73,248        (126,438)(b)          (5,321)
   Trustees' fees                                    26,250           13,500             13,500         (27,000)(b)          12,750
   Federal and state registration fees                8,935           35,540             37,812         (58,681)(b)         (14,206)
   Amortization of organizational
    expenses                                         18,980                -                  -               -              18,980
   Custody and accounting                           120,092          131,520             74,799               -             251,612
   Interest expense                                  39,447                -                  -               -              39,447
   Other expenses                                    12,333           55,198             27,839               -              67,531
                                             --------------     ------------     --------------     -----------     ----------------
                                                  1,799,055        2,729,503          1,831,348         572,285           5,100,843
   Less: fee waivers and reimbursements
    from investment adviser                         (83,618)         (19,401)                 -        (792,729)(c)        (895,748)
                                             --------------     ------------     --------------     -----------     ----------------
   Net expenses                                   1,715,437        2,710,102          1,831,348        (220,444)          4,205,095
                                             --------------     ------------     --------------     -----------     ----------------
   Net investment income                         12,058,028       15,737,178          7,743,427         220,444          28,015,650
                                             --------------     ------------     --------------     -----------     ----------------
REALIZED AND UNREALIZED GAINS (LOSSES)
 FROM INVESTMENT ACTIVITIES:
   Net realized gains (losses) from
    investment transactions                          15,206       (1,445,402)        (2,386,961)              -          (1,430,196)
   Net change in unrealized appreciation
    (depreciation) of investments                   114,103      (14,764,732)           445,962               -         (14,650,629)
                                             --------------     ------------     --------------     -----------     ----------------
   Net realized and unrealized gains
    (losses) from investment activities             129,309      (16,210,134)        (1,940,999)              -         (16,080,825)
                                             --------------     ------------     --------------     -----------     ----------------
   Net increase (decrease) in net
    assets resulting from operations         $   12,187,337     $   (472,956)    $    5,802,428     $   220,444     $    11,934,825
                                             ==============     ============     ==============     ===========     ===============

---------------------
(a) Reflects increase in fees resulting from the higher fee schedule, before waivers, of PACE Government Securities Fixed Income Investments.
(b) Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from the lower fee schedule, net of waivers, of PACE Government Securities Fixed Income Investments.


            See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                            PACE
                                                                                                                         GOVERNMENT
     COMBINED                                                        PACE GOVERNMENT      PAINE WEBBER  PW LOW DURATION  SECURITIES
    PRINCIPAL                            MATURITY      INTEREST     SECURITIES FIXED    U.S. GOVERNMENT U.S. GOVERNMENT FIXED INCOME
   AMOUNT (000)                           DATES          RATES      INCOME INVESTMENTS    INCOME FUND    INCOME FUND    INVESTMENTS
------------------                     -----------    -----------   ------------------   -------------    ------------- ------------
        U.S. GOVERNMENT AND
        AGENCY OBLIGATIONS - 21.17%
$19,000 Federal Home Loan Bank             08/09/00        6.390%    $               -    $ 18,973,020    $           - $ 18,973,020
 18,915 FHLMC MTN                          03/18/08        6.220     $               -      17,665,721    $           -   17,665,721
 12,000 FNMA                               04/29/09        6.500                     -      11,215,584    $           -   11,215,584
 30,230 United States
        Treasury Bonds(2)          08/15/13 to 08/15/21   8.125 to
                                                           12.000    $               -      39,574,427    $           -   39,574,427
 15,400 United States
        Treasury Bonds(2)                  11/15/14       11.750     $               -      21,218,320    $           -   21,218,320
 17,852 U.S. Treasury
        Inflation Index Notes              07/15/02        3.625             4,821,287               -       12,963,906   17,785,193
    155 U.S. Treasury Notes                08/31/00        5.125                     -               -          154,806      154,806
                                                                     -----------------   -------------    ------------- ------------
        Total U.S. Government and
         Agency Obligations
         (cost - $133,799,631)                                               4,821,287     108,647,072       13,118,712  126,587,071
                                                                     -----------------   -------------    ------------- ------------
       GOVERNMENT NATIONAL MORTGAGE
         ASSOCIATION CERTIFICATES
         - 37.77%
  2,996 GNMA                               05/20/30             6.000                -               -        2,938,992    2,938,992
 11,708 GNMA                         06/20/22 to 04/20/27       6.375                -                       11,743,262   11,743,262
  5,001 GNMA                               07/15/30             6.500                -               -        4,952,545    4,952,545
  6,479 GNMA                         07/20/17 to 08/20/27       6.750                -               -        6,508,342    6,508,342
  4,466 GNMA                         07/20/25 to 09/20/26       6.750        4,490,751               -                -    4,490,751
  3,694 GNMA                               09/15/01             6.800        3,686,108               -                -    3,686,108
  7,590 GNMA                         05/15/02 to 11/20/27       7.000        7,557,891               -                -    7,557,891
  2,606 GNMA                               06/16/26             7.040+       2,585,051               -                -    2,585,051
  1,105 GNMA                               11/20/22             7.125                -               -        1,111,333    1,111,333
  4,120 GNMA                         11/20/21 to 12/20/27       7.125        4,134,598               -                -    4,134,598
  4,795 GNMA                         01/20/18 to 02/20/27       7.375        4,817,913               -                -    4,817,913
  8,523 GNMA                         03/20/23 to 02/20/28       7.375                -               -        8,565,823    8,565,823
  1,494 GNMA                               05/15/39             7.470        1,474,303               -                -    1,474,303
  2,947 GNMA                               06/20/30             7.500                -               -        2,956,641    2,956,641
  1,298 GNMA                         07/15/02 to 09/30/29       7.500        1,299,879               -                -    1,299,879
     76 GNMA                               02/15/23             8.000                -               -           76,905       76,905
    533 GNMA                         12/15/07 to 08/15/09       8.000          542,741               -                -      542,741
  4,282 GNMA                               04/15/19             8.250                -       4,347,290                -    4,347,290
  2,885 GNMA                               06/20/16             8.500        2,921,257               -                -    2,921,257
    996 GNMA                               06/20/30             9.000                -               -        1,019,237    1,019,237
  3,601 GNMA                               08/15/09             9.000                -       3,713,725                -    3,713,725
  3,745 GNMA                         01/15/16 to 09/15/20      10.500                -               -        4,023,275    4,023,275
    752 GNMA                         06/15/11 to 02/15/16      11.000                -         815,655                -      815,655
   2,217 GNMA                        03/15/10 to 05/15/19      11.500                -               -        2,429,929    2,429,929
  3,995 GNMA ARM                           05/20/30             6.000        3,918,267               -                -    3,918,267
 22,000 GNMA I                             08/23/30             6.500       21,793,750               -                -   21,793,750
 10,000 GNMA I                             08/23/30             7.000        9,706,200               -                -    9,706,200
  5,000 GNMA II                            04/20/30             6.500                -               -        4,956,667    4,956,667
  1,799 GNMA II                      07/20/27 to 04/20/30       6.750                -               -        1,779,977    1,779,977
 21,911 GNMA II                      05/20/30 to 07/20/30       7.000                -               -       21,831,073   21,831,073
    480 GNMA II                            01/20/28             7.375                -               -          481,218      481,218
  1,500 GNMA II                            07/20/30             7.500                -               -        1,503,225    1,503,225
  6,000 GNMA II                            08/25/30             8.500        6,093,750               -                -    6,093,750
  2,998 GNMA II                      04/20/30 to 07/20/30       9.000                -               -        3,067,486    3,067,486
    998 GNMA II                            04/20/30             9.000        1,021,226               -                -    1,021,226
  4,763 GNMA II ARM                        04/20/26             6.375                -               -        4,773,516    4,773,516
    332 GNMA II ARM                  04/20/18 to 01/20/28       6.375          333,584               -                -      333,584
 24,483 GNMA II ARM                  10/20/29 to 08/24/30       7.000       24,428,510               -                -   24,428,510
  1,034 GNMA II ARM                        01/20/18             7.375                -               -        1,040,990    1,040,990
  1,500 GNMA II ARM                        07/20/30             7.500        1,503,225               -                -    1,503,225
 20,000 GNMA II TBA                          TBA                5.500                -               -       19,812,500   19,812,500
  5,000 GNMA II TBA                          TBA                8.500                -               -        5,078,125    5,078,125
  3,000 GNMA II TBA                          TBA                9.000                -               -        3,080,615    3,080,615
     72 GNMA Project Loan                  10/15/40             7.000           62,660               -                -       62,660
    934 GNMA Project Loan                  09/30/29             7.500          895,874               -                -      895,874
      6 GNMA TBA                             TBA               11.000                -           7,044                -        7,044
                                                                     -----------------   -------------    ------------- ------------
        Total Government
        National Mortgage
        Association Certificates
        (cost - $227,159,313)                                              103,267,538       8,883,714      113,731,676  225,882,928
                                                                     -----------------   -------------    ------------- ------------
        FEDERAL HOME LOAN
        MORTGAGE CORPORATION
        CERTIFICATES - 14.83%
  9,919 FHLMC                        06/01/29 to 04/01/30       6.500                -       9,383,143                -    9,383,143
    220 FHLMC                              08/01/01             6.500          218,001               -                -      218,001
  6,442 FHLMC                        08/01/25 to 03/01/30       7.000                -       6,230,729                -    6,230,729
  1,895 FHLMC                              09/01/04             7.000        1,878,253               -                -    1,878,253
  1,855 FHLMC                              07/01/24             7.270                -               -        1,892,244    1,892,244
    984 FHLMC                              05/01/21             7.450          978,511               -                -      978,511
    789 FHLMC                        10/01/17 to 11/01/24       7.500          783,984               -                -      783,984
     52 FHLMC                              01/01/23             8.000                -               -           52,130       52,130
    876 FHLMC                              03/01/13             8.000          881,132               -                -      881,132
  1,569 FHLMC                              05/01/16             8.500                -               -        1,599,247    1,599,247
    283 FHLMC                              04/01/04             8.500          283,982               -                -      283,982
    179 FHLMC                        07/01/09 to 02/01/10       9.000                -               -          184,272      184,272
  5,801 FHLMC                              04/01/25             9.000                -       6,025,760                -    6,025,760
    499 FHLMC                              11/01/16             9.750                -               -          522,840      522,840
    537 FHLMC                        06/01/04 to 12/01/05      10.500                -         567,359                -      567,359
    525 FHLMC                        10/01/20 to 11/01/20      10.500                -               -          563,139      563,139
  1,659 FHLMC                        05/01/11 to 12/01/20      11.000                -               -        1,795,535    1,795,535
  2,748 FHLMC                              01/01/16            11.000                -       2,943,044               -     2,943,044
  1,074 FHLMC                        06/01/04 to 07/01/19      11.500                -               -       1,174,337     1,174,337
  6,511 FHLMC ARM                    04/01/29 to 01/01/30       5.930                -               -       6,585,913     6,585,913
  1,858 FHLMC ARM                          01/01/30             5.930        1,867,450               -               -     1,867,450
  1,903 FHLMC ARM                          01/01/28             6.350        1,883,990               -               -     1,883,990
  2,809 FHLMC ARM                          12/01/29             6.468                -               -       2,837,548     2,837,548
  1,873 FHLMC ARM                          12/01/29             6.468        1,891,699               -               -     1,891,699
  4,549 FHLMC ARM                          11/01/27             6.706                -               -       4,576,529     4,576,529
    565 FHLMC ARM                          10/01/29             6.907                -               -         563,681       563,681
    993 FHLMC ARM                          10/01/29             6.907          991,777               -               -       991,777
  1,773 FHLMC ARM                          07/01/24             7.742        1,808,409               -               -     1,808,409
  3,733 FHLMC ARM                          04/01/29             7.907        3,834,577               -               -     3,834,577


                                                                                                                         PRO FORMA
                                                                            PACE                                         COMBINED
                                                                          GOVERNMENT                                       PACE
                                                                          SECURITIES                                    GOVERNMENT
  COMBINED                                                                  FIXED       PAINE WEBBER    PW LOW DURATION SECURITIES
  PRINCIPAL                              MATURITY          INTEREST         INCOME      U.S. GOVERNMENT U.S. GOVERNMENT FIXED INCOME
 AMOUNT (000)                              DATES             RATES        INVESTMENTS     INCOME FUND    INCOME FUND    INVESTMENTS
---------------                          ---------       -------------   -------------  --------------  --------------- ------------
 2,124 FHLMC CMT ARM                      10/01/23               7.244                 -      2,178,578             -     2,178,578
23,000 FHLMC Gold TBA                        TBA                 6.500                 -     21,742,176             -    21,742,176
                                                                            ------------  -------------  ------------ -------------
       Total Federal
       Home Loan Mortgage
       Corporation Certificates
       (cost - $88,899,639)                                                   17,301,765     49,070,789    22,347,415    88,719,969
                                                                            ------------  -------------  ------------ -------------

       FEDERAL HOUSING
       ADMINISTRATION
       CERTIFICATES - 4.84%
11,410 FHA                          02/01/20 to 03/01/41     8.375 to 8.800            -              -    11,038,169    11,038,169
18,662 FHA Project Notes            10/15/04 to 02/01/29     6.850 to 8.500   17,920,086              -             -    17,920,086
                                                                            ------------  -------------  ------------ -------------
       Total Federal Housing
       Administration Certificates
       (cost -- $30,305,917)                                                  17,920,086              -    11,038,169    28,958,255
                                                                            ------------  -------------  ------------ -------------

       FEDERAL NATIONAL MORTGAGE
       ASSOCIATION CERTIFICATES
       - 36.60%
31,800 FNMA                               01/15/09               5.250                 -     28,008,359             -    28,008,359
 2,779 FNMA                               02/01/29               6.000                 -              -     2,811,312     2,811,312
11,266 FNMA                         08/01/25 to 03/01/30         6.000                 -     10,358,783             -    10,358,783
 9,183 FNMA                               04/01/25               6.500                 -      8,877,052             -     8,877,052
 1,502 FNMA                               03/01/04               7.000         1,489,630                            -     1,489,630
 2,994 FNMA                               04/01/07               7.250                 -              -     2,993,884     2,993,884
 5,347 FNMA                         01/01/07 to 04/01/07         7.250         5,371,925              -             -     5,371,925
 2,012 FNMA                         06/01/04 to 12/01/05         7.500                 -      1,983,465             -     1,983,465
40,200 FNMA                         10/01/26 to 08/16/30         7.500        39,626,000              -             -    39,626,000
 3,992 FNMA                               03/01/07               7.547                 -              -     4,007,942     4,007,942
 1,573 FNMA                         07/01/25 to 10/01/29         8.000         1,586,188              -             -     1,586,188
 6,860 FNMA                         11/01/02 to 09/01/27         8.500         2,306,023              -             -     2,306,023
 4,596 FNMA                               01/01/16               8.500                 -      4,689,317             -     4,689,317
 1,087 FNMA                         10/01/19 to 02/01/26         9.000         1,121,721              -             -     1,121,721
 1,337 FNMA                               10/01/23               9.000                 -      1,371,230             -     1,371,230
 2,098 FNMA                         04/01/10 to 12/01/15         9.250                 -              -     2,165,047     2,165,047
   267 FNMA                         03/01/06 to 12/01/09         9.500                 -              -       276,685       276,685
 1,683 FNMA                               08/01/19               10.000                -              -     1,784,460     1,784,460
   446 FNMA                         07/01/10 to 06/01/19         10.250                -              -       469,710       469,710
   926 FNMA                         02/01/12 to 04/01/22         10.500                -              -     1,005,352     1,005,352
 4,589 FNMA ARM                           02/01/30               6.064                 -              -     4,648,155     4,648,155
 1,836 FNMA ARM                           02/01/30               6.276         1,859,262              -             -     1,859,262
 1,910 FNMA ARM                           02/01/26               6.406                 -              -     1,959,593     1,959,593
 1,389 FNMA ARM                           02/01/29               6.424         1,405,656              -             -     1,405,656
 1,791 FNMA ARM                           09/01/15               6.531                 -              -     1,796,858     1,796,858
 1,862 FNMA ARM                           12/01/27               6.629         1,852,853              -             -     1,852,853
 3,188 FNMA ARM                           03/01/07               6.820         3,201,042              -             -     3,201,042
 2,284 FNMA ARM                           09/01/26               7.027                 -              -     2,315,075     2,315,075
 4,961 FNMA ARM                           07/01/09               7.249         4,947,190              -             -     4,947,190
 1,642 FNMA ARM                           03/01/25               7.634                 -              -     1,680,984     1,680,984
 1,642 FNMA ARM                           03/01/25               7.810         1,680,984              -             -     1,680,984
 1,033 FNMA ARM                           02/01/05               9.000                 -              -     1,077,577     1,077,577
 1,616 FNMA ARM                     07/01/13 to 05/01/20        11.000                 -              -     1,750,317     1,750,317
38,500 FNMA TBA                              TBA                 6.500                 -     36,358,437             -    36,358,437
30,000 FNMA TBA                              TBA                 8.000        30,084,360              -             -    30,084,360
                                                                            ------------  -------------  ------------ -------------
       Total Federal National
       Mortgage Association
       Certificates (cost -
       $221,796,589)                                                          96,532,834     91,646,643    30,742,951   218,922,428
                                                                            ------------  -------------  ------------ -------------

       COLLATERALIZED MORTGAGE OBLIGATIONS - 16.07%
 1,028 FDIC REMIC Trust, 1996-C1,
        Class 1A                                05/25/26         6.750                 -      1,022,827             -     1,022,827
   136 FHLMC GNMA REMIC, Series 23,
        Class KZ                                11/25/23         6.500           114,123              -             -       114,123
   413 FHLMC REMIC, Series 0159,
        Class H                                 09/15/21         4.500           379,392              -             -       379,392
   550 FHLMC REMIC, Series 0185,
        Class E                                 08/15/06         9.000           559,620              -             -       559,620
 3,102 FHLMC REMIC, Series 1003,
        Class H                                 10/15/20         7.438++       2,117,058              -             -     2,117,058
 3,666 FHLMC REMIC, Series 1188,
        Class H                                 12/15/20         7.500         3,670,156              -             -     3,670,156
 1,971 FHLMC REMIC, Series 1322,
        Class G                                 02/15/07         7.500         1,979,886              -             -     1,979,886
   299 FHLMC REMIC, Series 1347,
        Class HC                                12/15/21         4.250           276,467              -             -       276,467
 2,280 FHLMC REMIC, Series 1361,
        Class D                                 11/15/05         6.000         2,268,188              -             -     2,268,188
 1,106 FHLMC REMIC, Series 1502,
        Class PX                                04/15/23         7.000           969,396              -             -       969,396
   605 FHLMC REMIC, Series 1534,
        Class Z                                 06/15/23         5.000           426,837              -             -       426,837
 1,630 FHLMC REMIC, Series 1542,
        Class Z                                  7/15/23         7.000         1,446,932              -             -     1,446,932
   142 FHLMC REMIC, Series 1552,
        Class EA                                01/15/17         5.850            79,186              -        62,529       141,715
   179 FHLMC REMIC, Series 1573,
        Class PZ                                09/15/23         7.000           162,186              -             -       162,186
   255 FHLMC REMIC, Series 1640,
        Class F                                 10/15/07         7.088++         254,690              -             -       254,690
   150 FHLMC REMIC, Series 1658,
        Class GZ                                01/15/24         7.000           135,893              -             -       135,893
   114 FHLMC REMIC, Series 1661,
        Class PE                                11/15/06         6.000           113,810              -             -       113,810
 1,000 FHLMC REMIC, Series 1694,
        Class Z                                 03/15/24         6.500           868,568              -             -       868,568
   110 FHLMC REMIC, Series 1775,
        Class Z                                 03/15/25         8.500           112,996              -             -       112,996
 3,085 FHLMC REMIC, Series 1869,
        Class J                                 12/15/24         8.000         3,109,343              -             -     3,109,343
 1,313 FHLMC REMIC, Series 1933,
        Class ZA                                02/15/27         8.000         1,314,272              -             -     1,314,272
 3,071 FNMA REMIC, Series 1987-2,
        Class Z                                 11/25/17         11.000                -      3,284,870             -     3,284,870
 2,577 FNMA REMIC, Series 1998-7,
        Class Z                                 04/25/18         9.250                 -      2,674,831             -     2,674,831
    89 FNMA REMIC, Trust 1992 - 074,
        Class Z                                 05/25/22         8.000            89,019              -             -        89,019
   165 FNMA REMIC, Trust 1992 - 129,
        Class L                                 07/25/22         6.000           144,528              -             -       144,528
 1,251 FNMA REMIC, Trust 1993 - 037,
        Class PX                                03/25/23         7.000         1,122,227              -             -     1,122,227
   464 FNMA REMIC, Trust 1993 - 040,
        Class ZA                                12/25/23         6.500           401,819              -             -       401,819
    47 FNMA REMIC, Trust 1993 - 162,
        Class C                                 08/25/23         3.000@           46,319              -             -        46,319
    45 FNMA REMIC, Trust 1993 - 240,
        Class Z                                 12/25/13         6.250            40,516              -             -        40,516
 1,187 FNMA REMIC, Trust 1993 - 250,
        Class DZ                                12/25/23         7.000           992,139              -             -       992,139
    71 FNMA REMIC, Trust 1993 - 250,
        Class Z                                 12/25/23         7.000            65,975              -             -        65,975
    77 FNMA REMIC, Trust 1994 - 027,
        Class CZ                                02/25/24         6.500            66,515              -             -        66,515
   876 FNMA REMIC, Trust 1999 - 003,
        Class CZ                                 2/25/14         6.000           716,987              -             -       716,987
   107 FNMA REMIC, Trust 1999 - 043,
        Class AZ                                08/25/29         7.000            92,220              -             -        92,220
 1,105 FNMA REMIC, Trust G92 - 040,
        Class ZC                                07/25/22         7.000         1,077,759              -             -     1,077,759
   148 FNMA REMIC, Trust G94 - 006,
        Class PJ                                05/17/24         8.000           150,586              -             -       150,586
   919 GNMA REMIC, Trust Series
        2000 - 009, Class FH                    02/16/30         7.126++         922,361              -             -       922,361
 1,963 3EWCourt Receivables Asset
        Trust Series 1997-1, Class A4           05/20/05         6.193                 -              -     1,944,919     1,944,919
   100 Bank of America Mortgage
        Securities Series 1999 - 5,
        Class A-22                              05/25/29         6.500            90,863              -             -        90,863
   450 Bank of America Mortgage
        Securities Series 1999 - 8,
        Class A-12                              08/25/29         6.750           416,812              -             -       416,812
   207 Bear Stearns Mortgage
        Securities Inc.
        Series 1993 - 8, Class A-5              08/25/24         6.350           206,163              -             -       206,163
 2,379 Bear Stearns Mortgage
        Securities Inc.
        Series 1996 - 4, Class AI-1             09/25/27         8.125         2,401,504              -             -     2,401,504
 1,750 Chase Mortgage Finance Corp.
        Series 1998, Class IA-8                 08/25/28         6.750         1,536,743              -             -     1,536,743
   386 Cityscape Home Equity Loan Trust
        Series 1997-B, Class A5                 09/25/19         7.480                 -              -       383,885       383,885
 1,000 Countrywide Home Loan Inc.               06/15/04         6.850           975,880              -             -       975,880
 1,145 CS First Boston Mortgage
        Securities Corp., Series
        1997-2,
        Class A t                               06/01/20         7.500                 -      1,134,562             -     1,134,562

                                                                                                                         PRO FORMA
                                                                              PACE                                        COMBINED
                                                                            GOVERNMENT                                      PACE
                                                                            SECURITIES                                   GOVERNMENT
 COMBINED                                                                     FIXED      PAINE WEBBER  PW LOW DURATION  SECURITIES
 PRINCIPAL                                     MATURITY      INTEREST         INCOME    U.S. GOVERNMENT U.S. GOVERNMENT FIXED INCOME
AMOUNT (000)                                     DATES         RATES        INVESTMENTS   INCOME FUND     INCOME FUND   INVESTMENTS
------------                                   ---------     ---------      ----------- --------------- --------------- ------------
 5,000 CS First Boston Mortgage Securities
        Corp., Series 1998-C2, Class A2         11/15/08         6.300                 -      4,624,118             -     4,624,118
 1,500 CWMBS Inc. Series 1998 - 13, Class A3    12/25/28         6.500         1,337,805              -             -     1,337,805
 1,500 CWMBS Inc. Series 1998 - 15, Class A8    10/25/28         6.750         1,300,505              -             -     1,300,505
 3,586 DLJ Commercial Mortgage Corporation
       Series 1998-CF2, Class A1A               11/12/31         5.880                 -      3,381,526             -     3,381,526
 3,382 Farmer Mac. Series 2002 - Class AA1      04/25/01         7.721         3,380,077              -             -     3,380,077
   530 Green Tree Financial Corp Series 1998,
       Class 2                                  11/01/16         6.240           519,956              -             -       519,956
   686 Headlands Mortgage Security Inc.
       REMIC Series 1997 - 1, Class A, II       03/15/12         7.750           689,249              -             -       689,249
   489 Headlands Mortgage Security Inc.
       REMIC Series 1997 - 2, Class A, II       05/25/12         7.750           490,697              -             -       490,697
   383 Headlands Mortgage Security Inc.
       REMIC Series 1997 - 4, Class A, II       11/25/12         7.250           380,330              -             -       380,330
 1,500 Headlands Mortgage Security Inc.
       REMIC Series 1998 - 1, Class A, III      11/25/28         6.500         1,368,570              -             -     1,368,570
 6,346 LB Commercial Conduit Mortgage Trust,
       Series 1998-C4, Class A1A                08/15/06         5.870                 -      6,042,498             -     6,042,498
   703 Merrill Lynch Mortgage Investors, Inc.
       Series 1999, Class H1                    03/20/17         6.210++         698,216              -             -       698,216
   539 Money Store Home Equity Trust Series
       1997-D, Class AF3                        11/15/21         6.345                 -              -       534,426       534,426
 3,086 Morgan Stanley Capital I, Series
       1997-ALIC, Class A1B                     11/15/02         6.440                 -      3,044,907             -     3,044,907
 4,289 Morgan Stanley Capital I, Series
       1997-WF1, Class A1 144A                  10/15/06         6.830                 -      4,236,486             -     4,236,486
 1,610 Morgan Stanley Capital Inc. Series
       1998 - HF1, Class A1                     01/15/07         6.190++       1,557,497              -             -     1,557,497
 4,935 Mortgage Capital Funding, Inc.,
       Series 1998-MCI, Class A2                01/18/08         6.663                 -      4,703,302             -     4,703,302
 1,639 PNC Mortgage Securities Corp.
       Series 1998 - 5, Class 2A5               11/25/28         6.750         1,526,259              -             -     1,526,259
 2,500 PNC Mortgage Securities Corp.
       Series 1999 - 5, Class 2A5               07/25/29         6.750         2,322,625              -             -     2,322,625
   436 Prudential Home Mortgage
       REMIC 1993 - 29, Class A8                08/25/08         6.750           423,257              -             -       423,257
 2,488 Prudential Securities Trust
       Series 18, Class E                       09/25/20         7.000                 -              -     2,448,923     2,448,923
 4,333 Residential Accredit Loans Inc.
       Series 2000-QS3C, Class A1               03/25/30         7.750                 -              -     4,328,718     4,328,718
    10 Residential Funding Mortgage
       Securities Inc. Series 1993 - S15,
       Class A9                                 04/25/08         7.721++          92,763              -             -        92,763
 1,500 Residential Funding Mortgage
       Securities Inc. Series 1998 - S12,
       Class A6                                 05/25/28         6.750         1,359,461              -             -     1,359,461
 1,428 Residential Funding Mortgage
       Securities Inc. Series 1998 - S20,
       Class A19                                09/25/28         6.750           267,777              -             -       267,777
 1,578 Ryland Mortgage Acceptance Corp.
       REMIC Series 76, Class B                 08/01/18         9.000                 -              -     1,621,638     1,621,638
   990 Small Business Administration
       Series 1995 - 10, Class I                03/01/05         7.750           994,061              -             -       994,061
                                                                            ------------  -------------  ------------ -------------
       Total Collateralized Mortgage
       Obligations (cost - $100,751,562)                                      50,625,039     34,149,927    11,325,038    96,100,004
                                                                            ------------  -------------  ------------ -------------
       ASSET BACKED SECURITIES - 0.92%
   863 Beneficial Home Equity Loan Trust        04/28/26         6.945++         862,514              -             -       862,514
 2,000 Conseco Finance Home Loan Trust          06/15/24         9.520         2,003,480              -             -     2,003,480
   688 Student Loan Marketing Association
       Series 1996 - 2, Class A1                10/25/04         6.581           686,863              -             -       686,863
 2,000 Student Loan Trust                       10/27/25         6.740         1,939,960              -             -     1,939,960
                                                                            ------------  -------------  ------------ -------------
       Total Asset Backed Securities
       (cost - $5,486,505)                                                     5,492,817              -             -     5,492,817
                                                                            ------------  -------------  ------------ -------------
       STRIPPED MORTGAGE-BACKED
       SECURITIES - 2.08%
   815 FHLMC REMIC Series 0013,
       Class B(1)+++                            06/25/23         7.000           466,384              -             -       466,384
   772 FHLMC REMIC Series 1554,
       Class I(1)+++                            08/15/08         6.500*           66,078              -             -        66,078
 5,000 FHLMC REMIC Series 1627,
       Class PN(1)+++                           09/15/22         6.000         1,055,866              -             -     1,055,866
 1,613 FHLMC REMIC Series 1993 -
        138, Class CL(1)+++                     11/25/22         7.000           334,878              -             -       334,878
 4,854 FHLMC REMIC Series 2059,
       Class PI(1)+++                           07/15/26         6.500         1,112,681              -             -     1,112,681
 9,033 FHLMC REMIC Series 2080,
       Class VK(1)+++                           09/15/05         6.500         1,361,748              -             -     1,361,748
 1,000 FHLMC REMIC Series 2110,
       Class PT(1)+++                           07/15/23         6.000           306,780              -             -       306,780
   941 FHLMC REMIC Series 2136,
       Class GD(1)+++                           03/15/29         7.000           207,923              -             -       207,923
 3,818 FHLMC REMIC, Series 2178,
       Class PI(1)+++                           08/15/29         7.500           886,047              -             -       886,047
     6 FNMA REMIC Trust 1992 - 142,
       Class KB(1)+++                           08/25/07        11.977           164,618              -             -       164,618
     7 FNMA REMIC Trust 1992 - 157,
       Class JA(1)+++                           09/25/07        10.146           166,283              -             -       166,283
   616 FNMA REMIC Trust 1992 - 207,
       Class U(1)+++                            10/25/07         7.500           111,156              -             -       111,156
 2,926 FNMA REMIC Trust 1993 - 116,
       Class H(1)+++                            07/25/22         7.000           514,564              -             -       514,564
   186 FNMA REMIC Trust 1993 - 161,
       Class GC(1)+++                           02/25/23          .010*          126,760              -             -       126,760
   794 FNMA REMIC Trust 1994 - 007,
       Class PK(1)+++                           05/25/08         6.500*           40,883              -             -        40,883
 1,184 FNMA REMIC Trust 1994 - 030,
       Class IA(1)+++                           11/25/22         6.500*          141,378              -             -       141,378
 7,119 FNMA REMIC Trust 1998 - 013,
       Class PI(1)+++                           07/18/19         7.000           729,469              -             -       729,469
 3,301 FNMA REMIC Trust 1998 - 024,
       Class OK(1)                              11/18/21         7.000           433,157              -             -       433,157
 1,388 FNMA REMIC Trust 1998 - 044,
       Class IG(1)+++                           07/18/16         6.500           208,041              -             -       208,041
 6,705 GNMA REMIC Trust Series 1998
       - 001, Class PG(1)+++                    07/20/24         7.000         1,063,625              -             -     1,063,625
 4,424 Chase Mortgage Finance Corp.
       Series 1998 - S2, Class A4(1)+++         07/25/28         6.750           536,410              -             -       536,410
16,000 Conseco Finance Securitizations
       (1)+++                                   12/15/29         7.000         1,015,000              -             -     1,015,000
15,096 CWMBS Inc. Series 1998 - 14,
       Class A2(1)+++                           12/25/13         0.500*          207,564              -             -       207,564
 1,500 Firstplus Home Loan Owner Trust
       Series 1998 - 5, Class A1(1)+++          10/10/00         6.000*           14,297              -             -        14,297
 1,410 Prudential Home Mortgage
       REMIC 1993 - 54, Class A19(1)**          01/25/24         6.500         1,188,280              -             -     1,188,280
                                                                            ------------  -------------  ------------ -------------
       Total Stripped Mortgage-Backed
       Securities (cost - $11,212,501)                                        12,459,870              -             -    12,459,870
                                                                            ------------  -------------  ------------ -------------
       CORPORATE OBLIGATIONS - 0.50%
 2,000 Lehman Brothers Holdings Inc. MTN        04/02/02         7.678         2,007,542              -             -     2,007,542
 1,000 Morgan Stanley Dean Witter               01/28/02         6.837@        1,000,699              -             -     1,000,699
                                                                            ------------  -------------  ------------ -------------
       Total Corporate Obligations
       (cost -- $3,006,152)                                                    3,008,241              -             -     3,008,241
                                                                            ------------  -------------  ------------ -------------
       COMMERCIAL PAPER - 0.12%
   700 Dominion Resources MTN(1)
       (cost - $699,915)                        01/26/01         7.026           699,915              -             -       699,915
                                                                            ------------  -------------  ------------ -------------
       SHORT-TERM U.S. GOVERNMENT
       OBLIGATIONS - 0.76%
 4,500 Federal National Mortgage
       Association Discount Notes               10/26/00      6.42 to 6.45             -              -     4,430,735     4,430,735
   105 U.S. Treasury Notes                      08/31/00         5.125@          104,869              -             -       104,869
                                                                            ------------  -------------  ------------ -------------
       Total Short-Term U.S.
       Government Obligations
       (cost - $4,430,949)                                                       104,869              -     4,430,735     4,535,604
                                                                            ------------  -------------  ------------ -------------

                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                     PACE GOVERNMENT
     COMBINED                                                  PACE GOVERNMENT     PAINE WEBBER    PW LOW DURATION     SECURITIES
      NUMBER                                                   SECURITIES FIXED   U.S. GOVERNMENT  U.S. GOVERNMENT    FIXED INCOME
     OF SHARES                                                INCOME INVESTMENTS    INCOME FUND      INCOME FUND       INVESTMENTS
-------------------                                           ------------------  --------------  ----------------   ---------------
       MUTUAL FUNDS - 3.51%
14,703 MH Money Market Fund LLC                                               -       14,702,955                -        14,702,955
    84 Scudder Institutional Fund                                             -           84,180                -            84,180
 6,186 AIM Liquid Assets Portfolio                                            -        6,186,116                -         6,186,116
                                                              -----------------   --------------  ---------------    --------------
       Total Mutual Funds (cost - $20,973,251)                                -       20,973,251                -        20,973,251
                                                              -----------------   --------------  ---------------    --------------



                                                                                                                         PRO FORMA
                                                                                                                          COMBINED
                                                                                                                            PACE
                                                                                                                         GOVERNMENT
          COMBINED                                                   PACE GOVERNMENT    PAINE WEBBER    PW LOW DURATION  SECURITIES
          PRINCIPAL                           MATURITY    INTEREST   SECURITIES FIXED  U.S. GOVERNMENT  U.S. GOVERNMENT FIXED INCOME
         AMOUNT (000)                           DATES      RATES    INCOME INVESTMENTS   INCOME FUND      INCOME FUND    INVESTMENTS
-------------------------------               ---------  ---------  ------------------ ---------------  --------------- ------------
        REPURCHASE AGREEMENTS - 3.36%
$ 1,767 Repurchase Agreement dated 7/31/00
        with SG Warburg collateralized by
        $1,344,000 U.S. Treasury Bond,
        8.750% due 08/15/20
        (value -- $1,802,640)
        proceeds: $1,767,319                   08/01/00      6.500%                  -       1,767,000                    1,767,000
  2,263 Repurchase Agreement dated 07/31/00
        with State Street Bank & Trust Co.,
        collateralized by $2,315,000 U.S.
        Treasury Notes, 5.250% due 05/31/01
        (value -- $2,312,106)
        proceeds: $2,263,330                   08/01/00      5.250                   -               -      2,263,000     2,263,000
 16,093 Repurchase Agreement dated 07/31/00
        with State Street Bank & Trust Co.,
        collateralized by $11,995,000 U.S.
        Treasury Bond, 8.750% due 08/15/20
        (value -- $16,418,156) proceeds:
        $16,095,347                            08/01/00      5.250          16,093,000               -              -    16,093,000
                                                                          ------------   -------------  -------------  ------------
        Total Repurchase Agreements (cost -
        $20,123,000)                                                        16,093,000       1,767,000      2,263,000    20,123,000
                                                                          ------------   -------------  -------------  ------------
        Total Investments
        (cost -- $867,895,633) - 142.53%                                   328,327,261     315,138,396    208,997,696   852,463,353
        Liabilities in excess of other assets -
        (42.53)%                                                          (129,409,240)    (77,053,677)   (47,913,090) (254,376,007)
                                                                          ------------   -------------  -------------  ------------
        Net Assets -- 100.00%                                             $198,918,021   $ 238,084,719  $ 161,084,606  $598,087,346
                                                                          ============   =============  =============  ============

                                                                                                                        PRO FORMA
                                                                                                                         COMBINED
                                                                                                                           PACE
                                                                                                                        GOVERNMENT
    COMBINED                                                  PACE GOVERNMENT      PAINE WEBBER    PW LOW DURATION      SECURITIES
    NUMBER OF                     STRIKE       EXPIRATION    SECURITIES FIXED    U.S. GOVERNMENT  U.S. GOVERNMENT      FIXED INCOME
    CONTRACTS                      PRICE          DATES      INCOME INVESTMENTS    INCOME FUND      INCOME FUND        INVESTMENTS
-------------------              ---------    ------------   ------------------  ---------------- ----------------   ---------------
    WRITTEN OPTIONS(1)
300 Federal National
    Mortgage Association Calls    $ 123.75   September 2000    $        77,700    $            -   $            -     $       77,700
                                                               ===============    ==============   ==============     ==============



-------------------------------
 ++ Floating rate securities. The interest rates shown are the current rates as of July 31, 2000.
 *      Rate reflects annualized yield at date of purchase.
 ** Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.
 +++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
 +      Estimated yield to maturity at July 31, 2000.
 @      Interest rate shown is discount rate at date of purchase.
 (1)    Illiquid securities representing 2.10% of net assets.
 ARM Adjustable Rate Mortgage--The interest rates shown are the current rates as of July 31, 2000.
 MTN    Medium Term Note.
 REMIC  Real Estate Mortgage Investment Conduit.
 TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
 (2)    Security, or portion thereof, was on loan at July 31, 2000.


            See accompanying notes to pro forma financial statements

PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS
PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber U.S. Government Income Fund ("U.S. Government Income") and PaineWebber Low Duration U.S. Government Income ("Low Duration"), PACE Government Securities Fixed Income Investments ("Government Securities") would acquire the assets of U.S. Government Income and Low Duration in exchange solely for the assumption by Government Securities of U.S. Government Income's and Low Duration's assets and stated liabilities and shares of Government Securities that correspond to the outstanding shares of U.S. Government Income and Low Duration. The number of shares to be received would be based on the relative net asset value of Government Securities' shares on the effective date of the Plan and U.S. Government Income and Low Duration will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Government Securities, U.S. Government Income and Low Duration at July 31, 2000 and the combined results of operations of Government Securities, U.S. Government Income and Low Duration (each a "Fund" and, collectively, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will increase due to the higher fee schedule, net of waivers, of Government Securities. However, after anticipated savings in other expenses of the Fund (due to the elimination of duplicative expenses) and the management fee waiver/expense reimbursement, shareholders of each class of shares of U.S. Government Income and shareholders of each class of shares of Low Duration (except Class A) will not experience an increase in total expenses. U.S. Government Income and Low Duration currently pay Rule 12b-1 distribution or service fees; as of July 31, 2000, Government Securities does not. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $368,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS-Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.